Balance Sheet Components - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Inventory reserves	$ 300		$ 300	$ 100
Depreciation	$ 268	$ 111	$ 531	$ 458